Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended					50 Months Ended
	Jul. 31, 2024	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jul. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as calculated in accordance with applicable SEC rules) and certain financial performance of our Company, as well as certain other information.

							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for first PEO(1)	Summary Compensation Table Total for second PEO(2)	Compensation Actually Paid to first PEO(3)	Compensation Actually Paid to second PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)	Adjusted EBITDA (in millions)(6)
2025	3,383,351	N/A	3,282,338	N/A	967,263	1,281,155	106.20	189.76	48.4	160.7
2024	6,086,917	1,582,738	(6,293,983)	1,665,059	1,161,167	1,190,721	86.49	205.72	39.0	154.5
2023	5,715,278	N/A	4,384,579	N/A	1,112,781	1,000,437	86.51	147.20	37.5	161.4
2022	6,544,281	N/A	1,486,682	N/A	1,035,880	283,340	103.23	113.39	98.4	205.3
2021	5,331,977	N/A	10,074,669	N/A	1,223,075	2,387,841	198.39	123.43	104.6	214.1

(1)
Josef Matosevic joined the Company in June 2020 and was terminated for cause in July 2024.
(2)
Sean Bagan was appointed as interim CEO in July 2024.
(3)
The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(4)
The Non-PEO NEOs are comprised of: 2025 - Jeremy Evans, Marc Greenberg, Matteo Arduini, Rick Martich and Michael Connaway (separated in November 2025), 2024 - Marc Greenberg, Matteo Arduini and Lee Wichlacz; 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021).
(5)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.
(6)
Adjusted EBITDA was selected as the Company-Selected Measure. A detailed adjusted EBITDA description and reconciliation can be found within our Q4 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 24, 2025.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(4)
The Non-PEO NEOs are comprised of: 2025 - Jeremy Evans, Marc Greenberg, Matteo Arduini, Rick Martich and Michael Connaway (separated in November 2025), 2024 - Marc Greenberg, Matteo Arduini and Lee Wichlacz; 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021).

Peer Group Issuers, Footnote
(5)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.

Adjustment To PEO Compensation, Footnote

The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2025		2024			2023		2022		2021

	First PEO	Average Non- PEO NEOs	First PEO	Second PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	3,383,351	967,263	6,086,917	1,582,738	1,161,167	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(1,397,987)	(321,996)	(5,414,714)	(812,979)	(626,686)	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)

Addition for the fair value of equity awards granted and vested in the current year	57,446	12,761	789,772	60,195	125,689	—	—	—	—	—	—

Addition for year-end fair value of equity awards granted in the current year and unvested as of the end of the current year	1,174,586	604,463	—	837,671	572,199	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year (from prior year-end to year-end)	29,125	3,554	—	(1,426)	(3,231)	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year (from prior year-end to vesting date)	35,817	15,110	(69,485)	(1,140)	(38,417)	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	(7,686,472)	—	—	—	—	—	—	—	(66,036)

Compensation Actually Paid	3,282,338	1,281,155	(6,293,983)	1,665,059	1,190,721	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841

Non-PEO NEO Average Total Compensation Amount		$ 967,263	$ 1,161,167	$ 1,112,781	$ 1,035,880	$ 1,223,075
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,281,155	1,190,721	1,000,437	283,340	2,387,841
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2025		2024			2023		2022		2021

	First PEO	Average Non- PEO NEOs	First PEO	Second PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Summary Compensation Table Total	3,383,351	967,263	6,086,917	1,582,738	1,161,167	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(1,397,987)	(321,996)	(5,414,714)	(812,979)	(626,686)	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)

Addition for the fair value of equity awards granted and vested in the current year	57,446	12,761	789,772	60,195	125,689	—	—	—	—	—	—

Addition for year-end fair value of equity awards granted in the current year and unvested as of the end of the current year	1,174,586	604,463	—	837,671	572,199	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year (from prior year-end to year-end)	29,125	3,554	—	(1,426)	(3,231)	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year (from prior year-end to vesting date)	35,817	15,110	(69,485)	(1,140)	(38,417)	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	(7,686,472)	—	—	—	—	—	—	—	(66,036)

Compensation Actually Paid	3,282,338	1,281,155	(6,293,983)	1,665,059	1,190,721	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841

Compensation Actually Paid vs. Total Shareholder Return

The charts below present the relationship between the PEOs' and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous five years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.

Compensation actually paid to PEOs presented in the charts combine the full year compensation of our two PEOs for the 2024 and three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year. For 2025, compensation included special retention awards given due to the CEO transition.

		The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end stock price has fluctuated over the past five years as follows: $105.17 in 2021, $54.44 in 2022, $45.35 in 2023, $44.98 in 2024, and $54.71 in 2025
Compensation Actually Paid vs. Net Income

Net Income in the 2021 and 2022 years benefited from acquisitions. 2023 net income was negatively impacted by macroeconomic factors causing swift shifts to the markets we serve. 2024 net income increased 4% year over year as the markets we serve remained challenged. In 2025 net income was heavily impacted by the gain on the sale of the CFP business, goodwill impairment of the i3PD business as well as benefits from the return to year-over-year sales growth, strong operating performance, lower interest expense, and the majority of our end markets beginning to stabilize.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The charts below present the relationship between the PEOs' and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous five years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.

Compensation actually paid to PEOs presented in the charts combine the full year compensation of our two PEOs for the 2024 and three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year. For 2025, compensation included special retention awards given due to the CEO transition.

		The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end stock price has fluctuated over the past five years as follows: $105.17 in 2021, $54.44 in 2022, $45.35 in 2023, $44.98 in 2024, and $54.71 in 2025
Tabular List, Table	The following table lists the four unranked financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs to our performance:

Most Important Performance Measures
Sales
Adjusted Free Cash Flow
Adjusted Non-GAAP Diluted EPS
Adjusted EBITDA

Total Shareholder Return Amount		$ 106.2	86.49	86.51	103.23	198.39
Peer Group Total Shareholder Return Amount		189.76	205.72	147.2	113.39	123.43
Net Income (Loss)		$ 48,400,000	$ 39,000,000	$ 37,500,000	$ 98,400,000	$ 104,600,000
Company Selected Measure Amount		160,700,000	154,500,000	161,400,000	205,300,000	214,100,000
Stock Price		$ 54.71	$ 44.98	$ 45.35	$ 54.44	$ 105.17
Measure:: 1
Pay vs Performance Disclosure
Name		Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Non-GAAP Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		Adjusted EBITDA was selected as the Company-Selected Measure. A detailed adjusted EBITDA description and reconciliation can be found within our Q4 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 24, 2025.
Josef Matosevic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,086,917	$ 5,715,278	$ 6,544,281	$ 5,331,977
PEO Actually Paid Compensation Amount			(6,293,983)	$ 4,384,579	$ 1,486,682	$ 10,074,669
PEO Name				Josef Matosevic	Josef Matosevic	Josef Matosevic	Josef Matosevic
Sean Bagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,383,351	1,582,738
PEO Actually Paid Compensation Amount		3,282,338	1,665,059
PEO Name	Sean Bagan
PEO | Josef Matosevic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,414,714)	$ (4,445,378)	$ (4,989,614)	$ (2,135,026)
PEO | Josef Matosevic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,604,146	3,517,429	4,104,868
PEO | Josef Matosevic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(745,509)	(1,918,378)	2,555,350
PEO | Josef Matosevic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			789,772	0	0	0
PEO | Josef Matosevic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,485)	256,042	(1,667,036)	217,500
PEO | Josef Matosevic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,686,472)	0	0	0
PEO | Sean Bagan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,397,987)	(812,979)
PEO | Sean Bagan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,174,586	837,671
PEO | Sean Bagan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,125	(1,426)
PEO | Sean Bagan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,446	60,195
PEO | Sean Bagan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,817	(1,140)
PEO | Sean Bagan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(321,996)	(626,686)	(578,361)	(528,649)	(426,655)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		604,463	572,199	464,664	362,285	503,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,554	(3,231)	(21,906)	(194,346)	827,017
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,761	125,689	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,110	(38,417)	23,259	(391,830)	326,594
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0	$ (66,036)